Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss on long lived assets	$ 0	$ 0
Income tax position likely of being realized upon ultimate settlement	more than 50 percent
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold Improvements
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life description	Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining lease term or an estimated useful life .